OPERATING EXPENSES - Impairment, depreciation and amortization (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES
Depreciation of premises and equipment	$ 466,179	$ 360,703	$ 358,439
Amortization of intangible assets	198,169	163,754	141,104
Depreciation of right-of-use assets	190,819	211,910	177,709
Impairment of other assets, net	65,391	101,423	147,338
Total impairment, depreciation and amortization	920,558	837,790	824,590
Banking | Colombia
OPERATING EXPENSES
Impairment of other assets, net	38,632	47,420	108,861
Banking | Panama
OPERATING EXPENSES
Impairment of other assets, net	17,962	13,211	17,869
Banking | Guatemala
OPERATING EXPENSES
Impairment of other assets, net	7,554	42,006	29,930
Banking | El Salvador
OPERATING EXPENSES
Impairment of other assets, net	395	(2,735)	(11,048)
All other segments
OPERATING EXPENSES
Impairment of other assets, net	$ 848	1,339	792
International Banking
OPERATING EXPENSES
Impairment of other assets, net		$ 182	933
Brokerage
OPERATING EXPENSES
Impairment of other assets, net			$ 1